Net loss per unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of Income Per Unit

	December 26, 2020	December 28, 2019
Net loss	$(21,495)	$(24,396)
Less: preferred return on Class D Units	(1,670)	—
Net loss applicable to common unitholders	$(23,165)	$(24,396)
Net loss applicable by class of common units
Class A Founders’ Units	$(5,545)	$(5,840)
Class A Units	(17,620)	(18,556)
Net loss applicable to common unitholders	$(23,165)	$(24,396)
Weighted average outstanding units
Class A Founders’ Units	8,309,193	8,309,193
Class A Units	26,401,089	26,401,089
Basic and diluted net loss per unit applicable to unitholders:
Class A Founders’ Units	$(0.67)	$(0.70)
Class A Units	$(0.67)	$(0.70)

European Wax Center, Inc. and Subsidiaries
Schedule of Income Per Unit

Period of August 4 -
(in thousands, except for share and per share amounts)	September 25, 2021
Net loss	$(10,768)
Less: net loss attributable to noncontrolling interests	(5,237)
Net loss applicable to Class A common shareholders	$(5,531)
Basic and diluted weighted average outstanding shares
Class A Common Stock	31,370,186
Basic and diluted net loss per unit applicable to shareholders:
Class A Common Stock	$(0.18)